Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222698
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	3.75%
Without Sales Load [Member] | C000222699
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%	3.98%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	4.41%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	4.41%